Annual Total Returns- JPMorgan Municipal Money Market Fund (E Trade Shares) [BarChart] - E Trade Shares - JPMorgan Municipal Money Market Fund - E Trade	2011	2012	2013	2014	2015	2016		2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	[1]	none	none	none	none

[1]	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the return is the non-annualized return for the period from 1/1/16 through 9/21/16.